RELATED PARTY DISCLOSURES - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related party [Abstract]
Due from related parties	$ 8	$ 11
Due to related parties	$ 17	$ 10
Silicon Manufacturing Partners Pte Ltd. (“SMP”)
Disclosure of transactions between related parties [line items]
Voting rights (as a percent)	49.00%